As filed with the Securities and Exchange Commission on April 5, 2011

Securities Act Registration No. 333-170243

Investment Company Registration No. 811-22489

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 5  ☒

Post-Effective Amendment No.  ☐

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No. 5

PennantPark Floating Rate Capital Ltd.

(Exact Name of Registrant as Specified in Charter)

590 Madison Avenue

15th Floor

New York, New York 10022

(Address of Principal Executive Offices)

(212) 905-1000

(Registrant’s Telephone Number, Including Area Code)

Arthur H. Penn

PennantPark Floating Rate Capital Ltd.

590 Madison Avenue

15th Floor

New York, New York 10022

(212) 905-1000

(Name and address of Agent for Service)

Copies to:

Thomas J. Friedmann	Stuart H. Gelfond
David J. Harris	Paul D. Tropp
Dechert LLP	Fried, Frank, Harris, Shriver & Jacobson LLP
1775 I Street, N.W.	One New York Plaza
Washington, D.C. 20006	New York, NY 10004

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box)

☐  when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Stock, ($0.001 par value per share)	11,500,000 shares	$15.00	$172,500,000	$20,027

(1)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for purpose of calculating the registration fee.
(2)	The filing fee was previously paid.

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Amendment No. 5 to the Registration Statement on Form N-2 of PennantPark Floating Rate Capital Ltd. is being filed solely for the purpose of filing exhibits, specifically: (1) Form of Stock Certificate; (2) Form of Underwriting Agreement; (3) Form of Agreement Regarding Repayment of Sales Load by and between the Registrant and the Investment Adviser and (4) Opinion and Consent of Maryland Counsel.

PART C

OTHER INFORMATION

Item 25.	Financial Statements and Exhibits

(2) Exhibits

(a)	Articles of Amendment and Restatement.(2)

(b)	Amended and Restated Bylaws.(2)

(c)	Not Applicable.

(d)	Form of Stock Certificate.(1)

(e)	Form of Dividend Reinvestment Plan.(2)

(f)	Not Applicable.

(g)	Form of Investment Management Agreement between the Registrant and PennantPark Investment Advisers, LLC (the “Investment Adviser”).(2)

(h)(1)	Form of Underwriting Agreement.(1)

(i)	Not Applicable.

(j)	Form of Custodian Agreement.(2)

(k)(1)	Form of Certificate of Appointment of Transfer Agent.(2)

(k)(2)	Form of Administration Agreement between Registrant and PennantPark Administration, LLC.(2)

(k)(3)	Form of License Agreement between the Registrant and the Investment Adviser.(2)

(k)(4)	Form of Sub-Administrative and Accounting Services Agreement.(2)

(k)(5)	Form of Agreement Regarding Repayment of Sales Load by and between the Registrant and the Investment Adviser.(1)

(l)(1)	Opinion and Consent of Maryland Counsel.(1)

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm.(2)

(o)	Not Applicable.

(p)	Not Applicable.

(q)	Not Applicable.

(r)(1)	Joint Code of Ethics of PennantPark Floating Rate Capital Ltd. and the Investment Adviser.(2)

(1)	Filed herein
(2)	Previously filed

C-1

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, State of New York on the 5th day of April, 2011.

PENNANTPARK FLOATING RATE CAPITAL LTD.

By:	/s/ ARTHUR H. PENN
Name:	Arthur H. Penn
Title:	Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ ARTHUR H. PENN
(Arthur H. Penn)	Chief Executive Officer and Director (Principal Executive Officer)	April 5, 2011

/s/ AVIV EFRAT
(Aviv Efrat)	Treasurer (Principal Financial Officer)	April 5, 2011

*
(Jeffrey Flug)	Director	April 5, 2011

*
(Marshall Brozost)	Director	April 5, 2011

*
(Samuel L. Katz)	Director	April 5, 2011

*	Signed by Aviv Efrat on behalf of those identified pursuant to his designation as an attorney-in-fact signed by each on December 16, 2010